Other current assets - Schedule Of Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Other Current Assets [Line Items]
Tax recoverable	€ 7,078	€ 10,164
Advances and payments on account to vendors	4,486	7,238
Prepaid expenses	5,374	6,205
Other receivable of royalties	4,147	751
Deposits of rental, utility and other	1,859	2,055
Other	2,706	4,054
Total other current assets	€ 25,650	€ 30,467